Acquisitions And New Ventures - Pro Forma Information (Details) (Riverwalk Acquisition, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Riverwalk Acquisition
Business Acquisition, Pro Forma Information [Abstract]
Net revenues	$ 777,746	$ 741,233
Earnings from continuing operations	$ 63,790	$ 66,237
Earnings from continuing operations per common share
Basic earnings from continuing operations, in dollars per share	$ 3.71	$ 3.91
Diluted earnings from continuing operations, in dollars per share	$ 3.65	$ 3.87
Shares used in computing earnings from continuing operations per common share:
Basic, shares	17,047	16,638
Diluted, shares	17,475	17,125